Organization and Description of Business (Details) - Schedule of disaggregation of revenues - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Schedule of disaggregation of revenues [Abstract]
Sale of goods	$ 213,739	$ 59,450	$ 541,251	$ 120,770	$ 737,519	$ 124,958
Services		$ 25,000	$ 105,976	$ 83,044	206,183	245,679
Total					$ 943,702	$ 370,637